Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2020
Marketable Securities [Abstract]
Schedule of Marketable Securities	The Company acquired equity securities listed in Hong Kong and Australian Securities Exchange.
	March 31,
	2019	2020

Cost	$21,746	$21,920

Market value	$24,446	$19,441